Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRSs")	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRSs")
4.

APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS), INTERNATIONAL ACCOUNTING STANDARDS (IAS), IFRIC INTERPRETATIONS (IFRIC), AND SIC INTERPRETATIONS (SIC) ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (IASB) (collectively, “IFRSs”).

a.	Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year

New, Revised or Amended Standards and Interpretations	Effective Date Issued by IASB
Annual Improvements to IFRSs 2014-2016 Cycle	Note
Amendment to IFRS 2 “Classification and Measurement of Share-based Payment Transactions”	January 1, 2018
IFRS 9 “Financial Instruments”	January 1, 2018
Amendments to IFRS 9 and IFRS 7 “Mandatory Effective Date of IFRS 9 and Transition Disclosure”	January 1, 2018

New, Revised or Amended Standards and Interpretations	Effective Date Issued by IASB
IFRS 15 “Revenue from Contracts with Customers”	January 1, 2018
Amendment to IFRS 15 “Clarifications to IFRS 15”	January 1, 2018
IFRIC 22 “Foreign Currency Transactions and Advance Consideration”	January 1, 2018
Note:

The amendment to IFRS 12 is retrospectively applied for annual periods beginning on or after January 1, 2017; the amendment to IAS 28 is retrospectively applied for annual periods beginning on or after January 1, 2018.

Except for the following, the Company believes that the adoption of aforementioned standards or interpretations did not have a significant effect on the Company’s accounting policies:

1)	IFRS 9 “Financial Instruments” and related amendment

IFRS 9 supersedes IAS 39 “Financial Instruments: Recognition and Measurement”, with consequential amendments to IFRS 7 “Financial Instruments: Disclosures” and other standards. IFRS 9 sets out the requirements for classification, measurement and impairment of financial assets and hedge accounting. Please refer to Note 4 for information relating to the relevant accounting policies.

Classification, measurement and impairment of financial assets and financial liabilities

The Company elects not to restate prior reporting period when applying the requirements for the classification, measurement and impairment of financial assets and financial liabilities under IFRS 9 with the cumulative effect of the initial application recognized at the date of initial application.

The impact on measurement categories, carrying amount and related reconciliation for each class of the Company’s financial assets and financial liabilities when retrospectively applying IFRS 9 on January 1, 2018 is detailed below:

	Measurement Category		Carrying Amount NT$ (In Millions)
	IAS 39	IFRS 9	IAS 39	IFRS 9	Note
Financial Assets
Cash and cash equivalents	Loans and receivables	Amortized cost	$553,391.7	$553,391.7	(1)
Derivatives	Held for trading	Mandatorily at fair value through profit or loss (FVTPL)	569.8	569.8
	Hedging instruments	Hedging instruments	34.4	34.4
Equity securities	Available-for-sale	Fair value through other comprehensive income (FVTOCI)	7,422.4	8,389.5	(2)
Debt securities	Available-for-sale	Mandatorily at FVTPL	—	779.5	(3)
		FVTOCI	90,826.1	90,046.6	(3)
	Held-to-maturity	Amortized cost	20,821.7	20,813.4	(4)
Notes and accounts receivable (including related parties), other receivables and refundable deposits	Loans and receivables	Amortized cost	131,024.9	131,269.7	(1)
Financial Liabilities
Derivatives	Held for trading	Held for trading	26.7	26.7
	Hedging instruments	Hedging instruments	15.6	15.6
Short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, accrued expenses and other current liabilities, bonds payable and guarantee deposits	Amortized cost	Amortized cost	340,501.2	340,501.2

Financial Assets	Carrying Amount as of December 31, 2017 (IAS 39)	Reclassifi- cations	Remea- surements	Carrying Amount as of January 1, 2018 (IFRS 9)	Retained Earnings Effect on January 1, 2018	Other Equity Effect on January 1, 2018	Note
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
FVTPL	$569.8	$—	$—	$569.8	$—	$—
- Debt instruments
Add: From available for sale	—	779.5	—	779.5	(10.1)	10.1	(3)

	569.8	779.5	—	1,349.3	(10.1)	10.1

FVTOCI	—	—	—	—	—	—
- Equity instruments
Add: From available for sale	—	7,422.4	967.1	8,389.5	1,294.6	(325.9)	(2)
- Debt instruments
Add: From available for sale	—	90,046.6	—	90,046.6	(30.7)	30.7	(3)

	—	97,469.0	967.1	98,436.1	1,263.9	(295.2)

Amortized cost	—	—	—	—	—	—
Add: From held to maturity	—	20,821.7	(8.3)	20,813.4	(8.3)	—	(4)
Add: From loans and receivables	—	684,416.6	244.8	684,661.4	244.8	—	(1)

	—	705,238.3	236.5	705,474.8	236.5	—

Hedging instruments	34.4	—	—	34.4	—	—

Total	$604.2	$803,486.8	$1,203.6	$805,294.6	$1,490.3	$(285.1)

		Carrying Amount as of December 31, 2017 (IAS 39)	Adjustments Arising from Initial Application	Carrying Amount as of January 1, 2018 (IFRS 9)	Retained Earnings Effect on January 1, 2018	Other Equity Effect on January 1, 2018	Note
		NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Investments accounted for using equity method		$17,731.8	$8.3	$17,740.1	$34.0	$(25.7)	(5)

(1)

Cash and cash equivalents, notes and accounts receivable (including related parties), other receivables and refundable deposits that were classified as loans and receivables under IAS 39 are now classified at amortized cost with assessment of future 12-month or lifetime expected credit loss under IFRS 9. As a result of retrospective application, the adjustments would result in a decrease in loss of allowance for accounts receivable of NT$244.8 million and an increase in retained earnings of NT$244.8 million on January 1, 2018.

(2)

As equity investments that were previously classified as available-for-sale financial assets under IAS 39 are not held for trading, the Company elected to designate all of these investments as at FVTOCI under IFRS 9. As a result, the related other equity-unrealized gain or loss on available-for-sale financial assets of NT$228.3 million is reclassified to increase other equity - unrealized gain or loss on financial assets at FVTOCI.

As equity investments previously measured at cost under IAS 39 are remeasured at fair value under IFRS 9, the adjustments would result in an increase in financial assets at FVTOCI of NT$967.1 million, an increase in other equity-unrealized gain or loss on financial assets at FVTOCI of NT$968.7 million and a decrease in non-controlling interests of NT$1.6 million on January 1, 2018.

For those equity investments previously classified as available-for-sale financial assets (including measured at cost financial assets) under IAS 39, the impairment losses that the Company had recognized have been accumulated in retained earnings. Since these investments were designated as at FVTOCI under IFRS 9 and no impairment assessment is required, the adjustments would result in a decrease in other equity - unrealized gain or loss on financial assets at FVTOCI of NT$1,294.6 million and an increase in retained earnings of NT$1,294.6 million on January 1, 2018.

(3)

Debt investments were previously classified as available-for-sale financial assets under IAS 39. Under IFRS 9, except for debt instruments of NT$779.5 million whose contractual cash flows are not solely payments of principal and interest on the principal outstanding and therefore are classified as at FVTPL with the related other equity-unrealized gain or loss on available-for-sale financial assets of NT$10.1 million being consequently reclassified to decrease retained earnings, the remaining debt investments are classified as at FVTOCI with assessment of future 12-monthexpected credit loss because these investments are held within a business model whose objective is both to collect the contractual cash flows and sell the financial assets. The related other equity-unrealized gain or loss on available-for-sale financial assets of NT$434.4 million is reclassified to decrease other equity-unrealized gain or loss on financial assets at FVTOCI. As a result of retrospective application of future 12-month expected credit loss, the adjustments would result in an increase in other equity - unrealized gain or loss on financial assets at FVTOCI of NT$30.7 million and a decrease in retained earnings of NT$30.7 million on January 1, 2018.

(4)

Debt investments previously classified as held-to-maturity financial assets and measured at amortized cost under IAS 39 are classified as measured at amortized cost with assessment of future 12-month expected credit loss under IFRS 9 because the contractual cash flows are solely payments of principal and interest on the principal outstanding and these investments are held within a business model whose objective is to collect the contractual cash flows. As a result of retrospective application of future 12-month expected credit loss, the adjustments would result in an increase in loss allowance of NT$8.3 million and a decrease in retained earnings of NT$8.3 million on January 1, 2018.

(5)

With the retrospective adoption of IFRS 9 by associates accounted for using equity method, the corresponding adjustments made by the Company would result in an increase in investments accounted for using equity method of NT$8.3 million, a decrease in other equity- unrealized gain or loss on financial assets at FVTOCI of NT$23.6 million, a decrease in other equity- unrealized gain or loss on available-for-sale financial assets of NT$2.1 million and an increase in retained earnings of NT$34.0 million on January 1, 2018.

Hedge accounting

The Company prospectively applies the requirements for hedge accounting upon initial application of IFRS 9. In addition, due to the amendments to the Regulations Governing the Preparation of Financial Reports by Securities Issuers, all derivative and non-derivative financial assets and financial liabilities which are designated as hedging instruments are presented as financial assets and financial liabilities for hedging starting 2018.

2)	IFRS 15 “Revenue from Contracts with Customers” and related amendments

IFRS 15 establishes principles for recognizing revenue that apply to all contracts with customers, and will supersede IAS 18, “Revenue,” IAS 11, “Construction Contracts,” and a number of revenue-related interpretations. Please refer to Note 5 for information relating to the relevant accounting policies.

The Company elected only to retrospectively apply IFRS 15 to contracts that were not completed on January 1, 2018 and elected not to restate prior reporting period with the cumulative effect of the initial application recognized at the date of initial application.

The impact on assets, liabilities and equity when retrospectively applying IFRS 15 on January 1, 2018 is detailed below:

	Carrying Amount as of December 31, 2017 (IAS 18 and Revenue-related Interpretations)	Adjustments Arising from Initial Application	Carrying Amount as of January 1, 2018 (IFRS 15)	Note
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Inventories	$73,880.7	$(19.7)	$73,861.0	(1)
Contract assets	—	34.1	34.1	(1)
Investments accounted for using equity method	17,731.8	19.5	17,751.3	(1)

Total effect on assets		$33.9

Provisions - current	13,961.8	$(13,961.8)	—	(2)
Accrued expenses and other current liabilities	65,588.4	13,961.8	79,550.2	(2)

Total effect on liabilities		$—

Retained earnings	1,205,051.3	$32.0	1,205,083.3	(1)
Non-controlling interests	699.7	1.9	701.6	(1)

Total effect on equity		$33.9

(1)

Prior to the application of IFRS 15, the Company recognizes revenue based on the accounting treatment of the sales of goods. Under IFRS 15, certain subsidiaries and associates accounted for using equity method will change to recognize revenue over time because customers are deemed to have control over the products when the products are manufactured. As a result, the Company will recognize contract assets (classified under other current assets) and adjust related assets and equity accordingly.

(2)

Prior to the application of IFRS 15, the Company recognized the estimation of sales returns and allowance as provisions. Under IFRS 15, the Company recognizes such estimation as refund liability (classified under accrued expenses and other current liabilities).

The following table shows the amount affected in the current period by the application of IFRS 15 as compared to IAS 18:

Impact on Assets, Liabilities and Equity

December 31, 2018
NT$
(In Millions)
Decrease in inventories	$(29.6)
Increase in contract assets	52.5
Increase in investments accounted for using equity method	15.2

Total effect on assets	$38.1

Decrease in provisions - current	$(22,672.6)
Increase in accrued expenses and other current liabilities	22,671.6
Increase in income tax payable	4.8

Total effect on liabilities	$3.8

Increase in retained earnings	$31.8
Increase in non-controlling interests	2.5

Total effect on equity	$34.3

Impact on Total Comprehensive Income

Year Ended December 31, 2018
NT$
(In Millions)
Increase in net revenue	$53.5
Increase in cost of revenue	(29.6)
Increase in share of the profit or loss of associates	15.2
Increase in income tax expense	(4.8)

Increase in net income for the year	$34.3

Increase in net income/total comprehensive income attributable to:
Shareholders of the parent	$31.8
Non-controlling interests	2.5

$34.3

b.	New and revised standards, amendments and interpretations in issue but not yet effective

As of the date that the accompanying consolidated financial statements were authorized for issue, the new, revised or amended IFRSs in issue but not yet adopted by the Company as well as the effective dates issued by the IASB are stated as follows.

New, Revised or Amended Standards and Interpretations (the “New IFRSs”)	Effective Date Issued by IASB (Note 1)
Annual Improvements to IFRSs 2015-2017 Cycle	January 1, 2019
Amendments to IFRS 3 “Definition of a Business”	January 1, 2020 (Note 2)
Amendments to IFRS 9 “Prepayment Features with Negative Compensation”	January 1, 2019
IFRS 16 “Leases”	January 1, 2019
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020 (Note 3)
Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”	January 1, 2019 (Note 4)
Amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”	January 1, 2019
IFRIC 23 “Uncertainty over Income Tax Treatments”	January 1, 2019

Note 1:	Unless stated otherwise, the above New IFRSs are effective for annual periods beginning on or after their respective effective dates.

Note 2:

The Company shall apply these amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period.

Note 3:	The Company shall apply these amendments prospectively for annual reporting periods beginning on or after January 1, 2020.

Note 4:	The Company shall apply these amendments to plan amendments, curtailments or settlements occurring on or after January 1, 2019.

Except for the following items, the Company believes that the adoption of aforementioned standards or interpretations will not have a significant effect on the Company’s accounting policies.

1)	IFRS 16 “Leases”

IFRS 16 sets out the accounting standards for leases that will supersede IAS 17 “Leases”, IFRIC 4 “Determining whether an Arrangement contains a Lease”, and a number of related interpretations.

Definition of a lease

Upon initial application of IFRS 16, the Company will apply the guidance of IFRS 16 in determining whether contracts are, or contain, a lease only to contracts entered into (or changed) on or after January 1, 2019. Contracts identified as containing a lease under IAS 17 and IFRIC 4 will not be reassessed and will be accounted for in accordance with the transitional provisions under IFRS 16.

The Company as lessee

Upon initial application of IFRS 16, except for payments for low-value asset and short-term leases which will be recognized as expenses on a straight-line basis, the Company will recognize right-of-use assets and lease liabilities for all leases on the consolidated statements of financial position. On the consolidated statements of profit or loss and other comprehensive income, the Company will present the depreciation expense charged on right-of-use assets separately from the interest expense accrued on lease liabilities and computed using the effective interest method. On the consolidated statements of cash flows, cash payments for both the principal portion and the interest portion of lease liabilities are classified within financing activities.

Upon initial application of IFRS 16, the Company will apply IFRS 16 retrospectively with the cumulative effect of the initial application recognized at the date of initial application but will not restate comparative information.

Leases agreements classified as operating leases under IAS 17, except for leases of low-value asset and short-term leases, will be measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate on January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liabilities, adjusted by the amount of any prepaid or accrued lease payments. Right-of-use assets are subject to impairment testing under IAS 36.

The Company will apply the following practical expedients to measure right-of-use assets and lease liabilities on January 1, 2019:

a)	The Company will apply a single discount rate to a portfolio of leases with reasonably similar characteristics to measure lease liabilities.

b)	The Company will account for those leases for which the lease term ends on or before December 31, 2019 as short-term leases.

c)	Except for lease payment, the Company will exclude incremental costs of obtaining the lease from the measurement of right-of-use assets on January 1, 2019.

d)	The Company will determine lease terms (e.g. lease periods) based on the projected status on January 1, 2019, to measure lease liabilities.

The weighted average lessee’s incremental borrowing rate used by the Company to calculate lease liabilities recognized on January 1, 2019 is 1.46%. The reconciliation between the lease liabilities recognized and the future minimum lease payments of non-cancellable operating lease on December 31, 2018 is presented as follows:

NT$
(In Millions)
The future minimum lease payments of non-cancellable operating lease on December 31, 2018	$20,849.6
Less: Recognition exemption for short-term leases	(3,189.8)

Undiscounted gross amounts on January 1, 2019	$17,659.8

Discounted using the incremental borrowing rate on January 1, 2019	$16,465.6
Add: Adjustments as a result of a different treatment of extension and purchase options	3,438.0

Lease liabilities recognized on January 1, 2019	$19,903.6

The Company as lessor

Except for sublease transactions, the Company will not make any adjustments for leases in which it is a lessor, and will account for those leases under IFRS 16 starting from January 1, 2019. On the basis of the remaining contractual terms and conditions on January 1, 2019, all of the Company’s subleases will be classified as operating leases.

Impact on assets, liabilities and equity on January 1, 2019

	Carrying Amount as of December 31, 2018	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Other current assets	$5,406.4	$(118.2)	$5,288.2
Right-of-use assets	—	20,082.9	20,082.9
Other noncurrent assets	1,584.6	(77.2)	1,507.4

Total effect on assets		$19,887.5

Accrued expenses and other current liabilities	61,760.6	$2,627.4	64,388.0
Lease liabilities - noncurrent	—	17,269.3	17,269.3
Other noncurrent liabilities	1,951.0	(9.2)	1,941.8

Total effect on liabilities		$19,887.5

Total effect on equity		$—